Note 14 - Voyage, Vessel Operating Expenses and Commissions	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Vessel Voyage and Operating Expenses [Text Block]
14.
       Voyage, Vessel Operating Expenses and Commissions

These consisted of:

	Year ended December 31,
	2014	2015	2016
Voyage expenses
Port charges and canal dues	1,214,856	832,917	421,140
Bunkers	2,748,325	1,479,596	870,572
Total	3,963,181	2,312,513	1,291,712

Vessel operating expenses
Crew wages and related costs	13,985,377	14,164,355	10,670,721
Insurance	2,364,112	2,412,366	1,649,313
Repairs and maintenance	501,733	503,934	341,481
Lubricants	2,379,191	2,433,956	1,611,543
Spares and consumable stores	4,083,942	4,058,153	2,770,405
Professional and legal fees	498,240	492,852	214,317
Other	1,466,492	1,138,977	904,082
Total	25,279,087	25,204,593	18,161,862